Incurred Claims by Accident Year (Details) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net undiscounted provision for unpaid claims	$ 4,965
Effect of discounting	(630)
Provision for adverse deviation	356
Net provision for unpaid claims	4,691
2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	6,077
Current estimates of cumulative claims	4,931
Cumulative payments to date	(4,784)
Net undiscounted provision for unpaid claims	147
2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,409
Current estimates of cumulative claims	2,085
Cumulative payments to date	(2,015)
Net undiscounted provision for unpaid claims	70
2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,438
Current estimates of cumulative claims	2,134
Cumulative payments to date	(2,035)
Net undiscounted provision for unpaid claims	99
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative claims	2,086
Cumulative payments to date	(1,967)
Net undiscounted provision for unpaid claims	119
2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative claims	2,408
Cumulative payments to date	(2,194)
Net undiscounted provision for unpaid claims	214
2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,727
Current estimates of cumulative claims	2,498
Cumulative payments to date	(2,143)
Net undiscounted provision for unpaid claims	355
2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,646
Current estimates of cumulative claims	2,284
Cumulative payments to date	(1,847)
Net undiscounted provision for unpaid claims	437
2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,529
Current estimates of cumulative claims	2,258
Cumulative payments to date	(1,691)
Net undiscounted provision for unpaid claims	567
2022 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	3,242
Current estimates of cumulative claims	3,150
Cumulative payments to date	(2,201)
Net undiscounted provision for unpaid claims	949
2023 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	3,807
Current estimates of cumulative claims	3,807
Cumulative payments to date	(1,799)
Net undiscounted provision for unpaid claims	2,008
Later than 1 year [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,902
Later than 1 year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,367
Later than 1 year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,421
Later than 1 year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,307
Later than 1 year [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,615
Later than 1 year [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,684
Later than 1 year [member] | 2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,499
Later than 1 year [member] | 2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,367
Later than 1 year [member] | 2022 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	3,150
Later than Two Years [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,696
Later than Two Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,310
Later than Two Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than Two Years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,258
Later than Two Years [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,573
Later than Two Years [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,654
Later than Two Years [member] | 2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,412
Later than Two Years [member] | 2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,258
Later than three years [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,452
Later than three years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,234
Later than three years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,264
Later than three years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,201
Later than three years [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,522
Later than three years [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,575
Later than three years [member] | 2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,284
Later than four year [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,279
Later than four year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,162
Later than four year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,200
Later than four year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,151
Later than four year [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,465
Later than four year [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,498
Over 5 years [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,077
Over 5 years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,115
Over 5 years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,159
Over 5 years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,108
Over 5 years [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,408
Later Than Six Years [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,981
Later Than Six Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,100
Later Than Six Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,143
Later Than Six Years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,086
Later Than Seven Years [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,974
Later Than Seven Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,086
Later Than Seven Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,134
Later Than Eight Years [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,943
Later Than Eight Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,085
Later Than Nine Years [member] | 2014 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	$ 4,931